CTIVP® – Westfield Select Large Cap Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Westfield Select Large Cap Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 94.7%
Issuer	Shares	Value ($)
Communication Services 11.8%
Entertainment 2.0%
Netflix, Inc.(a)	325,180	31,266,057
Interactive Media & Services 9.8%
Alphabet, Inc., Class A	351,050	100,947,938
Meta Platforms, Inc., Class A	92,343	52,832,201
Total		153,780,139
Total Communication Services		185,046,196
Consumer Discretionary 6.7%
Automobiles 2.1%
Tesla, Inc.(a)	89,459	33,256,383
Broadline Retail 4.6%
Amazon.com, Inc.(a)	344,354	71,718,608
Total Consumer Discretionary		104,974,991
Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Cheniere Energy, Inc.	54,904	15,579,559
Total Energy		15,579,559
Financials 4.4%
Banks 1.6%
Bank of America Corp.	507,210	24,726,487
Capital Markets 2.8%
Ares Management Corp., Class A	200,640	21,889,824
LPL Financial Holdings, Inc.	72,660	21,858,308
Total		43,748,132
Total Financials		68,474,619
Health Care 8.7%
Biotechnology 5.2%
Ascendis Pharma A/S ADR(a)	355,189	81,242,380
Pharmaceuticals 3.5%
Eli Lilly & Co.	60,326	55,486,045
Total Health Care		136,728,425
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 25.8%
Aerospace & Defense 10.8%
Axon Enterprise, Inc.(a)	102,238	43,419,456
FTAI Aviation Ltd.	202,740	49,671,300
Howmet Aerospace, Inc.	262,290	60,447,354
Rocket Lab Corp.(a)	252,700	16,228,394
Total		169,766,504
Construction & Engineering 8.0%
API Group Corp.(a)	577,350	23,394,222
Comfort Systems U.S.A., Inc.	50,221	69,254,257
Quanta Services, Inc.	60,533	33,233,827
Total		125,882,306
Electrical Equipment 3.9%
GE Vernova, Inc.	49,854	43,517,557
Vertiv Holdings Co.	72,440	18,152,015
Total		61,669,572
Machinery 3.1%
ITT, Inc.	103,020	19,628,400
Parker-Hannifin Corp.	31,270	27,994,155
Total		47,622,555
Total Industrials		404,940,937
Information Technology 36.3%
Electronic Equipment, Instruments & Components 1.0%
Coherent Corp.(a)	67,520	16,083,939
IT Services 1.6%
Snowflake, Inc., Class A(a)	164,660	24,834,021
Semiconductors & Semiconductor Equipment 18.2%
Broadcom, Inc.	210,320	65,096,143
Marvell Technology, Inc.	159,330	15,781,637
NVIDIA Corp.	1,028,410	179,354,704
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	77,160	26,076,222
Total		286,308,706

CTIVP® – Westfield Select Large Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Westfield Select Large Cap Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.7%
Microsoft Corp.	282,032	104,399,785
Palantir Technologies, Inc., Class A(a)	114,790	16,791,481
Total		121,191,266
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	480,520	121,951,171
Total Information Technology		570,369,103
Total Common Stocks (Cost $1,192,937,200)		1,486,113,830

Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	101,495,351	101,454,753
Total Money Market Funds (Cost $101,462,550)		101,454,753
Total Investments in Securities (Cost: $1,294,399,750)		1,587,568,583
Other Assets & Liabilities, Net		(18,045,081)
Net Assets		1,569,523,502
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	7,487,792	210,042,863	(116,068,105)	(7,797)	101,454,753	(3,645)	425,201	101,495,351
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7035_(05/26)